PROPERTY AND EQUIPMENT, NET (Details Narrative)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)
Property, Plant and Equipment [Abstract]
Depreciation	$ 8,035	$ 62,683	$ 695,046	$ 744,912